UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8443

Legg Mason Partners Variable Portfolios I, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE

PORTFOLIOS I, INC.

LEGG MASON PARTNERS VARIABLE

TOTAL RETURN PORTFOLIO

FORM N-Q

MARCH 31, 2007

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 62.3%
CONSUMER DISCRETIONARY - 6.3%
Automobiles - 0.3%
3,174	DaimlerChrysler AG	$259,665

Hotels, Restaurants & Leisure - 1.2%
24,400	McDonald’s Corp.	1,099,220

Leisure Equipment & Products - 0.2%
6,600	Eastman Kodak Co.	148,896

Media - 3.1%
27,989	DIRECTV Group Inc. *	645,706
2,187	Discovery Holding Co., Class A Shares *	41,837
1,812	Idearc Inc.	63,601
1,191	Liberty Global Inc., Series A Shares *	39,220
1,208	Liberty Global Inc., Series C Shares *	37,013
1,093	Liberty Media Holding Corp., Capital Group, Series A Shares *	120,875
5,468	Liberty Media Holding Corp., Interactive Group, Series A Shares *	130,248
25,560	News Corp., Class A Shares	590,947
53,000	Time Warner Inc.	1,045,160

	Total Media	2,714,607

Specialty Retail - 1.4%
33,800	Home Depot Inc.	1,241,812

Textiles, Apparel & Luxury Goods - 0.1%
1,737	Hanesbrands Inc. *	51,051

	TOTAL CONSUMER DISCRETIONARY	5,515,251

CONSUMER STAPLES - 7.7%
Beverages - 3.1%
13,500	Anheuser-Busch Cos. Inc.	681,210
19,200	Coca-Cola Co.	921,600
16,900	PepsiCo Inc.	1,074,164

	Total Beverages	2,676,974

Food & Staples Retailing - 1.4%
26,600	Wal-Mart Stores Inc.	1,248,870

Food Products - 0.8%
9,800	H.J. Heinz Co.	461,776
13,900	Sara Lee Corp.	235,188

	Total Food Products	696,964

Household Products - 2.4%
5,800	Colgate-Palmolive Co.	387,382
6,000	Kimberly-Clark Corp.	410,940
20,600	Procter & Gamble Co.	1,301,096

	Total Household Products	2,099,418

	TOTAL CONSUMER STAPLES	6,722,226

ENERGY - 7.1%
Energy Equipment & Services - 5.0%
9,000	Diamond Offshore Drilling Inc.	728,550
40,000	Halliburton Co.	1,269,600
14,200	Schlumberger Ltd.	981,220
17,300	Transocean Inc. *	1,413,410

	Total Energy Equipment & Services	4,392,780

Oil, Gas & Consumable Fuels - 2.1%
4,800	BP PLC, ADR	310,800
8,800	Exxon Mobil Corp.	663,960
11,400	Hess Corp.	632,358

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

SHARES	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 2.1% (continued)
4,200	Royal Dutch Shell PLC, ADR, Class A Shares	$278,460

	Total Oil, Gas & Consumable Fuels	1,885,578

	TOTAL ENERGY	6,278,358

FINANCIALS - 15.6%
Capital Markets - 4.8%
63,700	Bank of New York Co. Inc.	2,583,035
19,400	Merrill Lynch & Co. Inc.	1,584,398

	Total Capital Markets	4,167,433

Commercial Banks - 0.5%
3,514	PNC Financial Services Group Inc.	252,903
2,700	SunTrust Banks Inc.	224,208

	Total Commercial Banks	477,111

Consumer Finance - 1.3%
20,700	American Express Co.	1,167,480

Diversified Financial Services - 3.4%
20,144	Bank of America Corp.	1,027,747
39,500	JPMorgan Chase & Co.	1,911,010

	Total Diversified Financial Services	2,938,757

Insurance - 5.0%
22,000	American International Group Inc.	1,478,840
575	Berkshire Hathaway Inc., Class B Shares *	2,093,000
11,200	Chubb Corp.	578,704
12,300	Horace Mann Educators Corp.	252,765

	Total Insurance	4,403,309

Thrifts & Mortgage Finance - 0.6%
8,600	Freddie Mac	511,614

	TOTAL FINANCIALS	13,665,704

HEALTH CARE - 5.7%
Health Care Providers & Services - 0.7%
4,300	CIGNA Corp.	613,438

Pharmaceuticals - 5.0%
31,400	Abbott Laboratories	1,752,120
6,800	Bristol-Myers Squibb Co.	188,768
11,600	Merck & Co. Inc.	512,372
31,058	Pfizer Inc.	784,525
22,400	Wyeth	1,120,672

	Total Pharmaceuticals	4,358,457

	TOTAL HEALTH CARE	4,971,895

INDUSTRIALS - 3.7%
Air Freight & Logistics - 0.1%
1,600	United Parcel Service Inc., Class B Shares	112,160

Industrial Conglomerates - 2.5%
7,000	3M Co.	535,010
48,300	General Electric Co.	1,707,888

	Total Industrial Conglomerates	2,242,898

Road & Rail - 1.1%
21,000	Canadian National Railway Co.	926,940

	TOTAL INDUSTRIALS	3,281,998

INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 3.1%
50,791	Alcatel SA, ADR	600,349
44,400	Cisco Systems Inc. *	1,133,532

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

SHARES	SECURITY	VALUE
Communications Equipment - 3.1% (continued)
54,800	Motorola Inc.	$968,316

	Total Communications Equipment	2,702,197

Computers & Peripherals - 4.5%
17,419	Hewlett-Packard Co.	699,199
22,900	International Business Machines Corp.	2,158,554
179,800	Sun Microsystems Inc. *	1,080,598

	Total Computers & Peripherals	3,938,351

Internet Software & Services - 0.7%
1,400	Google Inc., Class A Shares *	641,424

Semiconductors & Semiconductor Equipment - 1.8%
5,200	Intel Corp.	99,476
49,600	Texas Instruments Inc.	1,492,960

	Total Semiconductors & Semiconductor Equipment	1,592,436

Software - 1.6%
50,200	Microsoft Corp.	1,399,074

	TOTAL INFORMATION TECHNOLOGY	10,273,482

MATERIALS - 1.5%
Chemicals - 0.3%
4,566	Monsanto Co.	250,947

Metals & Mining - 1.2%
32,600	Alcoa Inc.	1,105,140

Paper & Forest Products - 0.0%
181	Neenah Paper Inc.	7,193

	TOTAL MATERIALS	1,363,280

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
23,928	AT&T Inc.	943,481
36,252	Verizon Communications Inc.	1,374,676

	TOTAL TELECOMMUNICATION SERVICES	2,318,157

UTILITIES - 0.4%
Electric Utilities - 0.4%
6,600	American Electric Power Co. Inc.	321,750

	TOTAL COMMON STOCKS (Cost - $42,157,959)	54,712,101

FACE AMOUNT
ASSET-BACKED SECURITIES - 2.7%
Automobiles - 1.1%
$500,000	ARG Funding Corp., Series 2005-1A, Class A3, 4.290% due 4/20/11 (a)(b)	490,370
487,082	Susquehanna Auto Lease Trust, Series 2005-1, Class A3, 4.430% due 6/16/08 (a)(b)	485,067

	Total Automobiles	975,437

Home Equity - 1.6%
	ACE Securities Corp.:
182,880	Series 2004-SD1, Class A1, 5.810% due 11/25/33 (b)(c)	183,452
122,967	Series 2006-SL2, Class A, 5.490% due 1/25/36 (b)(c)	123,043
79,171	Argent Securities Inc., Series 2006-W4, Class A2A, 5.380% due 5/25/36 (b)(c)	79,207
56,314	Bayview Financial Acquisition Trust, Series 2006-B, Class 2A1, 5.430% due 4/28/36 (b)(c)	56,349
132,358	Credit Suisse Mortgage Capital Certificates, Series 2006-CF2, Class A1, 5.580% due 5/25/36 (a)(b)(c)	132,317

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Home Equity - 1.6% (continued)
$185,621	GSAMP Trust, Series 2006-SD2, Class A1, 5.430% due 5/25/36 (a)(b)(c)	$185,621
209,460	GSRPM Mortgage Loan Trust, Series 2006-1, Class A1, 5.620% due 3/25/35 (a)(b)(c)	209,460
87,722	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A1, 5.380% due 8/25/36 (b)(c)	87,780
170,014	Lehman XS Trust, Series 2006-GP4, Class 3A1A, 5.390% due 8/25/46 (b)(c)	169,978
150,005	RAAC, Series 2006-RP3, Class A, 5.590% due 5/25/36 (a)(b)(c)	149,677

	Total Home Equity	1,376,884

	TOTAL ASSET-BACKED SECURITIES (Cost - $2,363,850)	2,352,321

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.2%
131,275	American Home Mortgage Investment Trust, Series 2006-02, Class 1A1, 5.400% due 6/25/46 (b)(c)	131,235
210,000	Banc of America Commercial Mortgage Inc., Series 2006-1, Class A4, 5.372% due 9/10/45 (b)(c)	210,513
169,907	Banc of America Mortgage Securities, Series 2005-H, Class 2A1, 4.804% due 9/25/35 (b)(c)	168,452
	Countrywide Alternative Loan Trust:
178,823	Series 2005-59, Class 1A1, 5.680% due 11/20/35 (b)(c)	179,567
169,862	Series 2006-OA06, Class 1A1A, 5.530% due 7/25/46 (b)(c)	169,730
126,243	Series 2006-OA07, Class 3A1, 5.530% due 6/25/46 (b)(c)	126,622
210,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4, 5.555% due 2/15/39 (b)(c)	213,144
161,803	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.987% due 8/25/35 (b)(c)	160,605
	Downey Savings & Loan Association Mortgage Loan Trust:
151,281	Series 2005-AR2, Class 2A1A, 5.530% due 3/19/45 (b)(c)	151,558
	Series 2006-AR1:
138,074	Class 1A1A, 5.903% due 4/19/36 (b)(c)	138,074
138,074	Class 1A1B, 5.903% due 4/19/36 (b)(c)	138,074
195,155	GSR Mortgage Loan Trust, Series 2005-AR5, Class 1A1, 4.569% due 10/25/35 (b)(c)	193,843
	Harborview Mortgage Loan Trust:
63,798	Series 2004-08, Class 3A2, 5.720% due 11/19/34 (b)(c)	64,032
178,818	Series 2004-11, Class 3A1A, 5.670% due 1/19/35 (b)(c)	179,369
192,465	Series 2005-16, Class 3A1A, 5.570% due 1/19/36 (b)(c)	192,938
128,212	IMPAC CMB Trust, Series 2003-7, Class A, 5.960% due 8/25/33 (b)(c)	128,324
151,509	IMPAC Secured Assets Corp., Series 2005-2, Class A1, 5.640% due 3/25/36 (b)(c)	152,096
	Indymac Index Mortgage Loan Trust:
51,962	Series 2004-AR5, Class 2A1A, 5.750% due 8/25/34 (b)(c)	52,070
136,569	Series 2005-AR1, Class 1A1, 5.263% due 3/25/35 (b)(c)	136,697
169,374	Series 2006-AR6, Class 2A1A, 5.520% due 6/25/47 (b)(c)	169,348
210,000	JPMorganChase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814% due 6/12/43 (b)(c)	216,786
155,560	Luminent Mortgage Trust, Series 2006-4, Class A1A, 5.510% due 5/25/46 (b)(c)	155,495
	MASTR Adjustable Rate Mortgage Trust:
42,519	Series 2004-15, Class 1A1, 4.615% due 12/25/34 (b)(c)	43,022
212,642	Series 2006-OA1, Class 1A1, 5.530% due 4/25/46 (b)(c)	213,188
53,970	MASTR Seasoned Securities Trust, Series 2005-2, Class 4A1, 6.188% due 10/25/32 (b)(c)	54,746
53,871	Sequoia Mortgage Trust, Series 2003-8, Class A1, 5.640% due 1/20/34 (b)(c)	53,901
	Structured Adjustable Rate Mortgage Loan Trust:
111,147	Series 2004-20, Class 2A1, 5.198% due 1/25/35 (b)(c)	110,942
233,903	Series 2004-3AC, Class A2, 4.920% due 3/25/34 (b)(c)	234,767

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.2% (continued)
	Structured Asset Mortgage Investments Inc.:
	Series 2006-AR5:
$165,500	Class 1A1, 5.530% due 5/25/36 (b)(c)	$165,705
92,717	Class 2A1, 5.530% due 5/25/36 (b)(c)	92,990
176,724	Series 2006-AR6, Class 1A1, 5.500% due 7/25/36 (b)(c)	177,120
185,970	Series 2006-AR7, Class A1A, 5.530% due 8/25/36 (b)(c)	186,473
	Thornburg Mortgage Securities Trust:
175,493	Series 2005-03, Class A3, 5.580% due 10/25/35 (b)(c)	175,667
183,972	Series 2005-04, Class A4, 5.520% due 12/25/35 (b)(c)	183,914
277,753	Series 2006-01, Class A3, 5.490% due 1/25/36 (b)(c)	277,588
	Washington Mutual Inc.:
252,515	Series 2005-AR17, Class A1A1, 5.590% due 12/25/45 (b)(c)	253,393
134,644	Series 2005-AR19, Class A1A2, 5.610% due 12/25/45 (b)(c)	135,158
	Washington Mutual Mortgage Pass-Through Certificates:
196,927	Series 2007-HY2, Class 1A1, 5.651% due 12/25/36 (b)(c)	197,580
100,000	Series 2007-HY4, Class 4A1, 5.525% due 9/25/36 (b)(c)	100,000
81,159	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 5.240% due 4/25/36 (b)(c)	80,727
149,924	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.450% due 8/25/36 (b)(c)	149,866

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $6,282,863)	6,315,319

CORPORATE BONDS & NOTES - 8.2%
Automobiles - 0.3%
90,000	DaimlerChrysler North America Holding Corp., Notes, 4.050% due 6/4/08 (b)	88,674
110,000	Ford Motor Co., Notes, 7.450% due 7/16/31 (b)	85,663
	General Motors Corp., Senior Debentures:
100,000	8.250% due 7/15/23 (b)	90,500
10,000	8.375% due 7/15/33 (b)	9,025

	Total Automobiles	273,862

Capital Markets - 0.4%
40,000	Bear Stearns Co. Inc., Subordinated Notes, 5.550% due 1/22/17 (b)	39,306
30,000	Credit Suisse USA Inc., Senior Notes, 5.500% due 8/16/11 (b)	30,477
60,000	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10 (b)	59,028
	Morgan Stanley:
10,000	Medium-Term Notes, 5.810% due 10/18/16 (b)(c)	10,038
250,000	Subordinated Notes, 4.750% due 4/1/14 (b)	237,794

	Total Capital Markets	376,643

Commercial Banks - 0.8%
100,000	Glitnir Banki HF, Subordinated Notes, 6.693% due 6/15/16 (a)(b)(c)	104,925
100,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)(b)(c)	99,399
40,000	Resona Preferred Global Securities Cayman Ltd., 7.191% due 7/30/15 (a)(b)(c)(d)	42,316
50,000	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16 (a)(b)(c)	50,817
70,000	SunTrust Capital VIII, Trust Preferred Securites, 6.100% due 12/1/66 (b)(c)	65,820
140,000	TuranAlem Finance BV, Bonds,, 8.250% due 1/22/37 (a)(b)	141,050
120,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14 (b)	118,779
100,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36 (b)	96,669

	Total Commercial Banks	719,775

Commercial Services & Supplies - 0.1%
70,000	Waste Management Inc., 6.375% due 11/15/12 (b)	73,556

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Consumer Finance - 1.1%
	Ford Motor Credit Co.:
$430,000	Notes, 7.375% due 10/28/09 (b)	$429,456
100,000	Senior Notes, 5.800% due 1/12/09 (b)	98,135
	General Motors Acceptance Corp.:
30,000	Medium-Term Notes, 4.375% due 12/10/07 (b)	29,627
	Notes:
390,000	6.125% due 8/28/07 (b)	389,806
10,000	5.125% due 5/9/08 (b)	9,886
20,000	Senior Notes, 5.850% due 1/14/09 (b)	19,751

	Total Consumer Finance	976,661

Diversified Financial Services - 1.6%
40,000	Aiful Corp., Notes, 5.000% due 8/10/10 (a)(b)	39,436
54,017	Air 2 US, 8.027% due 10/1/19 (a)(b)	56,751
40,000	Bank of America Corp., 5.375% due 8/15/11 (b)	40,496
80,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (a)(b)	85,500
40,000	European Investment Bank, 4.625% due 3/21/12 (b)	39,652
250,000	General Electric Capital Corp., Medium-Term Notes, Series A, 5.410% due 6/22/07 (b)(c)	250,088
200,000	HSBC Finance Corp., Senior Notes, 8.000% due 7/15/10 (b)	216,951
225,000	International Lease Finance Corp., Medium-Term Notes, Series O, 4.375% due 11/1/09 (b)	221,249
225,000	JPMorganChase & Co., Subordinated Notes, 5.750% due 1/2/13 (b)	231,033
40,000	Lehman Brothers Holdings Inc., 5.250% due 2/6/12 (b)	40,006
100,000	Residential Capital LLC, Senior Notes, 6.000% due 2/22/11 (b)	98,726
100,000	SMFG Preferred Capital, Bonds, 6.078% due 1/29/17 (a)(b)(c)(d)	100,694

	Total Diversified Financial Services	1,420,582

Diversified Telecommunication Services - 0.5%
75,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16 (b)	75,129
50,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10 (b)	54,278
80,000	Telecom Italia Capital SA, Notes, 5.250% due 10/1/15 (b)	76,027
250,000	Verizon Florida Inc., Senior Notes, Series F, 6.125% due 1/15/13 (b)	256,938

	Total Diversified Telecommunication Services	462,372

Electric Utilities - 0.4%
80,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12 (b)	81,980
70,000	Exelon Corp., Bonds, 5.625% due 6/15/35 (b)	64,262
	FirstEnergy Corp., Notes:
40,000	Series B, 6.450% due 11/15/11 (b)	41,968
90,000	Series C, 7.375% due 11/15/31 (b)	102,555
45,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34 (b)	45,259

	Total Electric Utilities	336,024

Energy Equipment & Services - 0.0%
10,000	Southern Natural Gas Co., Notes, 5.900% due 4/1/17 (a)(b)	10,050

Health Care Providers & Services - 0.1%
60,000	Cardinal Health Inc., 5.850% due 12/15/17 (b)	60,018
	HCA Inc., Senior Notes:
2,000	6.300% due 10/1/12 (b)	1,875
20,000	6.250% due 2/15/13 (b)	18,225
12,000	6.500% due 2/15/16 (b)	10,275

	Total Health Care Providers & Services	90,393

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Independent Power Producers & Energy Traders - 0.1%
	TXU Corp., Senior Notes:
$30,000	Series P, 5.550% due 11/15/14 (b)	$26,720
75,000	Series R, 6.550% due 11/15/34 (b)	63,180

	Total Independent Power Producers & Energy Traders	89,900

Industrial Conglomerates - 0.2%
140,000	Tyco International Group SA, Notes, 6.000% due 11/15/13 (b)	147,368

Insurance - 0.1%
60,000	Metlife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36 (b)	58,775
40,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/67 (b)(c)	39,576

	Total Insurance	98,351

IT Services - 0.1%
70,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09 (b)	73,036

Media - 0.5%
50,000	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11 (b)	49,801
125,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13 (b)	143,116
130,000	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09 (b)	137,033
40,000	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33 (b)	48,764
70,000	Time Warner Inc., 6.875% due 5/1/12 (b)	74,673

	Total Media	453,387

Metals & Mining - 0.1%
60,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36 (b)	62,261

Multi-Utilities - 0.1%
70,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12 (b)	71,595

Oil, Gas & Consumable Fuels - 0.9%
60,000	Amerada Hess Corp., Notes, 7.300% due 8/15/31 (b)	66,335
60,000	Anadarko Finance Co., Senior Notes, Series B, 7.500% due 5/1/31 (b)	66,425
20,000	Anadarko Petroleum Corp., Senior Notes, 5.950% due 9/15/16 (b)	20,078
40,000	ChevronTexaco Capital Co., Notes, 3.500% due 9/17/07 (b)	39,707
130,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (b)	147,841
60,000	Gazprom, Loan Participation Notes, 6.212% due 11/22/16 (a)(b)	60,180
	Kerr-McGee Corp.:
40,000	6.950% due 7/1/24 (b)	42,250
120,000	Notes, 7.875% due 9/15/31 (b)	139,981
	Kinder Morgan Energy Partners LP:
40,000	6.750% due 3/15/11 (b)	42,063
10,000	Senior Notes, 6.300% due 2/1/09 (b)	10,181
56,000	Pemex Project Funding Master Trust, Bonds, 6.625% due 6/15/35 (b)	57,750
40,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16 (b)	41,000
65,000	Williams Cos. Inc., Debentures, Series A, 7.500% due 1/15/31 (b)	69,225
10,000	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12 (b)	10,958

	Total Oil, Gas & Consumable Fuels	813,974

Paper & Forest Products - 0.1%
50,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12 (b)	52,576

Pharmaceuticals - 0.0%
40,000	Wyeth, 5.950% due 4/1/37 (b)	39,530

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Road & Rail - 0.2%
$192,113	Union Pacific Corp., Pass-Through Certificates, Series 2004-1, 5.404% due 7/2/25 (b)	$192,308

Thrifts & Mortgage Finance - 0.1%
	Countrywide Financial Corp., Medium-Term Notes:
20,000	5.501% due 1/5/09 (b)(c)	19,975
20,000	Series B, 5.460% due 6/18/08 (b)(c)	19,985

	Total Thrifts & Mortgage Finance	39,960

Tobacco - 0.1%
70,000	Altria Group Inc., Notes, 7.000% due 11/4/13 (b)	76,119

Wireless Telecommunication Services - 0.3%
40,000	Nextel Communications Inc., Senior Notes, Series E, 6.875% due 10/31/13 (b)	41,018
	Sprint Capital Corp.:
40,000	Notes, 8.750% due 3/15/32 (b)	47,312
135,000	Senior Notes, 8.375% due 3/15/12 (b)	150,778

	Total Wireless Telecommunication Services	239,108

	TOTAL CORPORATE BONDS & NOTES (Cost - $7,149,919)	7,189,391

MORTGAGE-BACKED SECURITIES - 15.7%
FHLMC - 1.6%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
900,000	5.000% due 4/17/22 (e)(f)	887,625
570,000	5.500% due 4/17/22 (e)(f)	571,247

	Total FHLMC	1,458,872

FNMA - 7.7%
	Federal National Mortgage Association (FNMA):
60,000	6.625% due 9/15/09 (b)	62,464
16,740	7.000% due 7/1/15-2/1/29 (b)	17,362
3,950,000	5.000% due 4/17/22-5/14/37 (e)(f)	3,827,687
1,400,000	5.500% due 4/17/22-5/14/37 (e)(f)	1,387,969
262,822	4.500% due 11/1/23 (b)(c)	251,018
213,591	6.500% due 6/1/28-7/1/28 (b)	220,444
22,398	8.000% due 1/1/31 (b)	23,665
3,220	7.500% due 3/1/31 (b)	3,371
169,112	5.137% due 9/1/35 (b)(c)	170,253
800,000	6.500% due 4/12/37 (e)(f)	816,250

	Total FNMA	6,780,483

GNMA - 6.4%
	Government National Mortgage Association (GNMA):
5,300,000	6.000% due 4/19/37 (e)(f)	5,369,563
220,000	6.500% due 4/19/37 (e)(f)	225,706

	Total GNMA	5,595,269

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $13,838,436)	13,834,624

SOVEREIGN BONDS - 0.8%
Brazil - 0.1%
80,000	Federative Republic of Brazil, 11.000% due 8/17/40 (b)	107,900

Canada - 0.3%
250,000	Province of Ontario, 3.282% due 3/28/08 (b)	245,396

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Colombia - 0.0%
$11,000	Republic of Colombia, 11.750% due 2/25/20 (b)	$16,225

Mexico - 0.1%
91,000	United Mexican States, Medium-Term Notes, Series A, 6.750% due 9/27/34 (b)	99,395

Panama - 0.0%
6,000	Republic of Panama, 9.375% due 4/1/29 (b)	8,025

Russia - 0.3%
190,000	Russian Federation, 5.000% due 3/31/30 (a)(b)	215,768

	TOTAL SOVEREIGN BONDS (Cost - $685,024)	692,709

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.4%
U.S. Government Agencies - 1.4%
	Federal Home Loan Bank (FHLB):
	Bonds:
40,000	5.400% due 1/2/09 (b)	40,005
20,000	4.750% due 12/16/16 (b)	19,627
40,000	Series VB15, 5.000% due 12/21/15 (b)	40,041
200,000	Global Bonds, 5.500% due 7/15/36 (b)	207,481
	Federal National Mortgage Association (FNMA):
270,000	6.250% due 2/1/11 (b)	283,475
420,000	6.000% due 5/15/11 (b)	438,331
140,000	5.550% due 2/16/17 (b)	140,624
10,000	Notes, 5.400% due 4/13/09 (b)	10,000
80,000	Tennessee Valley Authority, Bonds, 5.980% due 4/1/36 (b)	87,432

	Total U.S. Government Agencies	1,267,016

U.S. Government Obligation - 1.0%
	U.S. Treasury Bonds:
10,000	4.625% due 2/15/17 (b)	9,983
10,000	8.875% due 8/15/17 (b)	13,375
350,000	8.750% due 8/15/20 (b)	482,809
15,000	4.500% due 2/15/36 (b)	14,147
330,000	4.750% due 2/15/37 (b)	324,947

	Total U.S. Government Obligations	845,261

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $2,100,272)	2,112,277

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.8%
	U.S. Treasury Bonds, Inflation Indexed:
91,786	2.000% due 1/15/16 (b)	90,398
71,389	2.000% due 1/15/26 (b)	67,870
311,156	2.375% due 1/15/27 (b)	313,818
	U.S. Treasury Notes, Inflation Indexed:
64,108	0.875% due 4/15/10 (b)	62,007
550,692	2.375% due 4/15/11 (b)	558,028
481,104	2.500% due 7/15/16 (b)	493,827

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $1,563,320)	1,585,948

WARRANTS
WARRANTS - 0.0%
1,239	Lucent Technologies Inc., Expires 12/10/07* (Cost - $0)	118

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $76,141,643)	88,794,808

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 14.1%
U.S. Government Agency - 0.2%
$120,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.197% due 6/25/07 (g)(h) (Cost - $118,588)	$118,576

Repurchase Agreements - 13.9%
6,926,000	Nomura Securities International Inc. repurchase agreement dated 3/30/07, 5.300% due 4/2/07; Proceeds at maturity - $6,929,059; (Fully collateralized by U.S. government agency obligation, 6.875% due 9/15/10; Market value - $7,064,907) (b)	6,926,000
5,282,000	State Street Bank & Trust Co., dated 3/30/07, 4.670% due 4/2/07; Proceeds at maturity - $5,284,056; (Fully collateralized by U.S. Treasury Bond, 8.875% due 2/15/19; Market value - $5,391,812)	5,282,000

	Total Repurchase Agreements (Cost - $12,208,000)	12,208,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $12,326,588)	12,326,576

	TOTAL INVESTMENTS - 115.2% (Cost - $88,468,231#)	101,121,384
	Liabilities in Excess of Other Assets - (15.2)%	(13,310,143)

	TOTAL NET ASSETS - 100.0%	$87,811,241

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	All or a portion of this security is segregated for open futures contracts, written options, to-be-announced (“TBA”) and mortgage dollar rolls.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 2).

(f)	This security is traded on a TBA basis (See Note 1).

(g)	Rate shown represents yield-to-maturity.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
MASTR	— Mortgage Asset Securitization Transactions Inc.

Schedule of Options Written (unaudited)
Contracts	Security	Expiration Date	Strike Price	Value
9	U.S. Treasury Bonds Futures, Call	5/25/07	116	$984
9	U.S. Treasury Bonds Futures, Put	5/25/07	108	1,688

	TOTAL OPTIONS WRITTEN
	(Premiums received - $3,629)			2,672

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Total Return Portfolio (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Variable Portfolios I, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by separate accounts of participating life insurance companies or through eligible pension or other qualified plans.

Effective as of the close of business, April 27, 2007, the Fund’s assets were acquired and its liabilities assumed by the Legg Mason Partners Variable Capital and Income Portfolio (the “Acquiring Fund) in exchange for shares of the Acquiring Fund. The Fund was liquidated and shares of the Acquiring Fund were distributed to Fund shareholders.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Notes to the Schedule of Investments (unaudited) (continued)

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	13,869,149
Gross unrealized depreciation	(1,215,996)

Net unrealized appreciation	$12,653,153

At March 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Euribor	8	9/07	$2,996	$1003	$(1,993)
Eurodollar	8	9/07	1,898,828	1,898,500	(328)
Germany Federal Republic Bond	10	6/07	1,552,789	1,536,941	(15,848)
LIBOR	21	9/07	4,880,079	4,866,967	(13,112)
U.S. Treasury 5 Year Bond	1	6/07	112,411	111,250	(1,161)
U.S. Treasury 2 Year Notes	13	6/07	2,655,393	2,663,578	8,185
U.S. Treasury 5 Year Notes	30	6/07	3,164,392	3,173,906	9,514

					(14,743)
Contracts to Sell:
U.S. Treasury 10 Year Notes	34	6/07	$3,658,674	$3,676,250	$(17,576)

Net Unrealized Loss on Open Futures Contracts					(32,319)

Notes to the Schedule of Investments (unaudited) (continued)

During the period ended March 31, 2007, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums Received
Options written, outstanding December 31, 2006	22	$6,421
Options written	18	3,629
Options closed	(22)	(6,421)

Options written, outstanding March 31, 2007	18	$3,629

At March 31, 2007, the Fund had outstanding mortgage dollar rolls with a total cost of $12,516,248.

At March 31, 2007, the Fund held TBA securities with a total cost of $12,516,248.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Portfolios I, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2007

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: May 29, 2007